UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017		Jun. 30, 2016
OPERATING ACTIVITIES
Net loss		$ (123,720)		$ (158,983)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		42,552		39,149
Amortization of deferred tax benefits on intra-group transfers		0		(1,715)
Amortization of deferred charges and guarantees	[1]	(667)		12,439
Equity in net losses of affiliates		13,193		5,563
Dividends received		25,655		26,689
Compensation cost related to stock options		3,875		2,784
Net foreign exchange loss		1,121		821
Impairment of long-term assets		0		1,706
Impairment of loan receivable		0		7,627
Restricted cash and short-term deposits		(405)		(217)
Change in assets and liabilities:
Trade accounts receivable		(1,989)		(2,493)
Inventories		447		2,648
Prepaid expenses, accrued income and other assets		714		19,903
Amounts due from/to related companies		(23,992)		12,093
Trade accounts payable		(2,319)		(57,051)
Accrued expenses and deferred income		15,934		11,390
Other liabilities		18,438		18,443
Net cash used in operating activities		(31,163)		(59,204)
INVESTING ACTIVITIES
Additions to vessels and equipment		(1,093)		(13,259)
Additions to newbuildings		0		(19,220)
Additions to assets under development		(133,696)		(74,282)
Additions to investments		(57,147)		0
Loans granted (including related parties)		0		(1,000)
Proceeds from disposal of business to Golar Partners, net of cash disposed		0		107,247
Restricted cash and short-term deposits		(6,544)		(5,430)
Net cash used in investing activities		(198,480)		(5,944)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)		778,432		305,817
Repayments of short-term and long-term debt (including related parties)		(371,268)		(164,357)
Payment for capped call in connection with bond issuance		(31,194)		0
Financing costs paid		(1,564)		(4,429)
Cash dividends paid		(10,334)		(45,061)
Purchase of treasury shares		0		(8,214)
Restricted cash and short-term deposits		(15,393)		(59,123)
Net cash provided by financing activities		348,679		24,633
Net increase (decrease) in cash and cash equivalents		119,036		(40,515)
Cash and cash equivalents at beginning of period		224,190	[2]	105,235
Cash and cash equivalents at end of period		$ 343,226		$ 64,720

[1]	This includes the amortization in relation to the Golar Grand charter-back guarantee obligation.
[2]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of June 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held and used in the consolidated balance sheets. See note 2.